Goodwill and Intangible Assets - Schedule of Other Intangible Assets (Detail) - USD ($) $ in Millions	Mar. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Management and franchise contracts, gross	$ 2,579		$ 2,564		$ 2,528
Amortizing intangible assets, accumulated amortization	(1,649)		(1,601)		(1,439)
Management and franchise contracts, net	930		963		1,089
Other intangible assets, gross	1,172		1,158		1,126
Other intangible assets, accumulated amortization	(741)		(711)		(603)
Other intangible assets, net	431		447		523
Brands	4,856	[1]	4,848	[2]	4,919	[2]
Management and franchise contracts recorded at Merger [Member]
Finite-Lived Intangible Assets [Line Items]
Management and franchise contracts, gross	2,225	[1]	2,221	[2]	2,249	[2]
Amortizing intangible assets, accumulated amortization	(1,578)	[1]	(1,534)	[2]	(1,381)	[2]
Management and franchise contracts, net	647	[1]	687	[2]	868	[2]
Contract acquisition costs and other [member]
Finite-Lived Intangible Assets [Line Items]
Management and franchise contracts, gross	354		343		279
Amortizing intangible assets, accumulated amortization	(71)		(67)		(58)
Management and franchise contracts, net	283		276		221
Leases [member]
Finite-Lived Intangible Assets [Line Items]
Amortizing intangible assets, accumulated amortization	(132)	[1]	(126)	[2]	(127)	[2]
Other intangible assets, gross	279	[1]	276	[2]	315	[2]
Other intangible assets, net	147	[1]	150	[2]	188	[2]
Capitalized software [member]
Finite-Lived Intangible Assets [Line Items]
Amortizing intangible assets, accumulated amortization	(380)		(362)		(274)
Other intangible assets, gross	519		510		436
Other intangible assets, net	139		148		162
Hilton Honors [member]
Finite-Lived Intangible Assets [Line Items]
Amortizing intangible assets, accumulated amortization	(198)	[1]	(192)	[2]	(175)	[2]
Other intangible assets, gross	336	[1]	335	[2]	341	[2]
Other intangible assets, net	138	[1]	143	[2]	166	[2]
Other [member]
Finite-Lived Intangible Assets [Line Items]
Amortizing intangible assets, accumulated amortization	(31)		(31)		(27)
Other intangible assets, gross	38		37		34
Other intangible assets, net	$ 7		$ 6		$ 7

[1]	Represents intangible assets that were initially recorded at their fair value as part of the October 24, 2007 transaction whereby we became a wholly owned subsidiary of an affiliate of Blackstone (the "Merger").
[2]	Represents intangible assets that were initially recorded at their fair value at the time of the Merger.